Average Annual Total Returns - FidelitySAIRealEstateIndexFund-PRO - FidelitySAIRealEstateIndexFund-PRO - Fidelity SAI Real Estate Index Fund	Sep. 29, 2022
Fidelity SAI Real Estate Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	40.62%
Past 5 years	8.86%
Since Inception	9.54%
Fidelity SAI Real Estate Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	38.33%
Past 5 years	7.54%
Since Inception	8.19%
Fidelity SAI Real Estate Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	24.56%
Past 5 years	6.45%
Since Inception	7.01%
IXWEX
Average Annual Return:
Past 1 year	40.78%
Past 5 years	12.66%
IXWLE
Average Annual Return:
Past 1 year	40.78%
Past 5 years	8.87%
Since Inception	9.57%	[1]

[1]	A From February 2, 2016